OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [text block] [Abstract]
Schedule of Other Assets [Text Block]
	2017	2016
	£m	£m
Assets arising from reinsurance contracts held (notes 31 and 33)	602	714
Deferred acquisition and origination costs	104	81
Settlement balances	720	700
Corporate pension asset	7,786	6,645
Investments in joint ventures and associates	65	59
Other assets and prepayments	4,260	4,556
Total other assets	13,537	12,755